Maturity of premium reserve (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2018	Dec. 31, 2017
Maturity of premium reserve [Line Items]
Fixed interest rate	₩ 8,175,878	₩ 7,373,629
Interest rate linked	16,782,695	15,954,480
Ending balance	24,958,573	23,328,109
Less than 1 year
Maturity of premium reserve [Line Items]
Fixed interest rate	111,102	62,611
Interest rate linked	195,843	32,364
Ending balance	306,945	94,975
1 ~ 3 Years
Maturity of premium reserve [Line Items]
Fixed interest rate	247,619	256,126
Interest rate linked	922,832	660,966
Ending balance	1,170,451	917,092
3 ~ 7 Years
Maturity of premium reserve [Line Items]
Fixed interest rate	741,222	646,634
Interest rate linked	1,247,871	1,549,321
Ending balance	1,989,093	2,195,955
7 ~ 10 Years
Maturity of premium reserve [Line Items]
Fixed interest rate	502,572	550,935
Interest rate linked	343,562	384,276
Ending balance	846,134	935,211
10 ~ 20 Years
Maturity of premium reserve [Line Items]
Fixed interest rate	1,288,815	1,227,656
Interest rate linked	1,500,893	1,359,071
Ending balance	2,789,708	2,586,727
More than 20 Years
Maturity of premium reserve [Line Items]
Fixed interest rate	5,284,548	4,629,667
Interest rate linked	12,571,694	11,968,482
Ending balance	₩ 17,856,242	₩ 16,598,149